Fair value of financial assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Open market investments	R$ 20,232,729	R$ 37,084,254
Debt instruments	53,703,410	34,616,776
Total	73,936,139	71,701,030
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Loans and amounts due from credit institutions	20,311,427	6,757,021
Debt instruments	2,426
Balances with The Brazilian Central Bank	91,754,315	92,439,824
Total	112,068,168	99,196,845
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Loans and amounts due from credit institutions	15,636,496	23,420,606
Loans and advances to customers	558,401,338	554,791,402
Debt instruments	61,097,847	49,763,731
Total	635,135,681	627,975,739
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Open market investments	20,232,729	37,084,254
Loans and amounts due from credit institutions	35,947,923	30,177,627
Loans and advances to customers	558,134,969	561,178,111
Debt instruments	114,708,615	84,529,222
Balances with The Brazilian Central Bank	91,754,315	92,439,824
Total	820,778,551	805,409,038
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Open market investments	20,232,729	37,084,254
Loans and amounts due from credit institutions	35,947,923	30,177,627
Loans and advances to customers	558,401,338	554,791,402
Debt instruments	114,803,683	84,380,507
Balances with The Brazilian Central Bank	91,754,315	92,439,824
Total	R$ 821,139,988	R$ 798,873,614